OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 501	$ 499	$ 526	$ 507
Current year additions	117	108	185	192
Claims paid	(115)	(93)	(210)	(178)
Currency translation adjustment and other	(19)	12	(17)	5
Balance at end of period	$ 484	$ 526	$ 484	$ 526